Related Party Transactions (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
aBitCool Incorporated | Telehouse Beijing Company Limited
Related Party Transaction [Line Items]
Percentage of ownership acquired	10.00%	10.00%
Twenty One Vianet Zhi Hui Ke Ji Company Limited | Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud")
Related Party Transaction [Line Items]
Percentage of ownership acquired		99.95%
Twenty One Vianet Zhi Hui Ke Ji Company Limited | Shenzhen Cloud Information Technology Co., Ltd. ("SZ Cloud")
Related Party Transaction [Line Items]
Percentage of ownership acquired		100.00%
Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited | Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud")
Related Party Transaction [Line Items]
Percentage of ownership acquired		0.05%